Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022
Accrued Expenses and Other Current Liabilities
Note 7. Accrued Liabilities
Accrued liabilities consisted of the following, in thousands:

	June 30,
	2022	2021
Accrued pre-clinical and clinical trial expenses	$5,264	$4,004
Accrued compensation and benefits	4,346	3,513
Accrued legal and professional services expenses	1,036	813
Other	174	72

Total accrued liabilities	$10,820	$8,402

Infinity Pharmaceuticals Inc [Member]
Accrued Expenses and Other Current Liabilities
9. Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	March 31, 2023	December 31, 2022
	(in thousands)
Accrued clinical	$3,881	$4,290
Accrued compensation and benefits	1,204	605
Accrued restructuring costs	841	—
Accrued development	407	335
Accrued consulting	321	742
Accrued professional services	288	785
Liability related to sale of future royalties, net, current portion	1,307	1,218
Operating lease liability, current portion	613	593
Other	492	655

Total accrued expenses and other current liabilities	$9,354	$9,223

8. Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2022	2021
	(in thousands)
Accrued clinical	$4,290	$4,998
Accrued professional services	785	88
Accrued consulting	742	475
Accrued compensation and benefits	605	2,835
Accrued development	335	755
Liability related to sale of future royalties, net, current portion	1,218	897
Operating lease liability, current portion	593	519
Other	655	413

Total accrued expenses	$9,223	$10,980